Expense by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 14,967	¥ 10,323	¥ 6,142
Advertising agency fees	233	204	188
Employee benefits expenses (note ii and note iii)	2,527	2,077	1,373
Promotion and advertising expenses	¥ 1,823	¥ 1,511	¥ 660